UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2013
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 97.9%

            AEROSPACE & DEFENSE - 0.6%
      1,384 Northrop Grumman Corp.............................  $   131,840
                                                                -----------

            AUTO COMPONENTS - 0.2%
        781 Dorman Products, Inc..............................       38,699
                                                                -----------

            AUTOMOBILES - 1.5%
      2,463 Daimler AG........................................      192,410
      1,179 Thor Industries, Inc..............................       68,429
      1,595 Winnebago Industries, Inc. (a)....................       41,406
                                                                -----------
                                                                    302,245
                                                                -----------

            BEVERAGES - 0.1%
        606 Coca-Cola Enterprises, Inc........................       24,367
                                                                -----------

            BIOTECHNOLOGY - 8.3%
      2,917 Amgen, Inc........................................      326,529
      8,889 Gilead Sciences, Inc. (a).........................      558,585
      2,619 Regeneron Pharmaceuticals, Inc. (a)...............      819,406
                                                                -----------
                                                                  1,704,520
                                                                -----------

            BUILDING PRODUCTS - 0.6%
      1,720 A.O. Smith Corp...................................       77,744
      1,154 Apogee Enterprises, Inc...........................       34,251
                                                                -----------
                                                                    111,995
                                                                -----------

            CAPITAL MARKETS - 1.1%
      4,279 Franklin Resources, Inc...........................      216,303
                                                                -----------

            CHEMICALS - 2.0%
        877 American Vanguard Corp............................       23,609
        182 CF Industries Holdings, Inc.......................       38,371
        398 FMC Corp..........................................       28,545
      2,402 LyondellBasell Industries NV, Class A.............      175,898
        294 NewMarket Corp....................................       84,645
        299 Sherwin-Williams (The) Co.........................       54,472
                                                                -----------
                                                                    405,540
                                                                -----------

            COMMERCIAL BANKS - 1.5%
      5,568 PrivateBancorp, Inc...............................      119,155
      2,965 ViewPoint Financial Group, Inc....................       61,286
      6,456 Western Alliance Bancorp (a)......................      122,212
                                                                -----------
                                                                    302,653
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 0.2%
      3,755 InnerWorkings, Inc. (a)...........................       36,874
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 0.4%
      5,534 Ixia (a)..........................................       86,718
                                                                -----------

            COMPUTERS & PERIPHERALS - 2.0%
      7,324 Seagate Technology PLC............................      320,352
      1,445 Western Digital Corp..............................       91,613
                                                                -----------
                                                                    411,965
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            CONSTRUCTION & ENGINEERING - 0.4%
      2,989 Aegion Corp. (a)..................................  $    70,929
                                                                -----------

            CONSUMER FINANCE - 0.8%
      3,346 Discover Financial Services.......................      169,107
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.1%
      2,289 Carriage Services, Inc............................       44,406
      3,403 Grand Canyon Education, Inc. (a)..................      137,073
      1,345 H&R Block, Inc....................................       35,858
                                                                -----------
                                                                    217,337
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7%
     11,801 Deutsche Telekom AG, ADR..........................      172,294
     12,313 Orange S.A., ADR..................................      154,036
      3,111 Swisscom AG, ADR..................................      149,577
      9,914 TeliaSonera AB, ADR...............................      152,477
      5,948 Vivendi S.A., ADR.................................      136,507
                                                                -----------
                                                                    764,891
                                                                -----------

            ELECTRIC UTILITIES - 2.4%
     37,145 EDF S.A., ADR.....................................      234,013
     32,365 Enel SpA, ADR.....................................      123,634
      5,750 SSE PLC, ADR......................................      137,713
                                                                -----------
                                                                    495,360
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.4%
      1,887 AZZ, Inc..........................................       78,990
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
      1,088 Badger Meter, Inc.................................       50,592
        555 Rogers Corp. (a)..................................       33,011
                                                                -----------
                                                                     83,603
                                                                -----------

            FOOD & STAPLES RETAILING - 0.4%
      1,586 Susser Holdings Corp. (a).........................       84,296
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
        749 Becton, Dickinson & Co............................       74,915
        313 C.R. Bard, Inc....................................       36,058
      2,085 Cyberonics, Inc. (a)..............................      105,793
      1,844 Neogen Corp. (a)..................................      111,968
      1,194 Sirona Dental Systems, Inc. (a)...................       79,914
                                                                -----------
                                                                    408,648
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 4.9%
      2,343 AMN Healthcare Services, Inc. (a).................       32,240
      2,248 Gentiva Health Services, Inc. (a).................       27,066
      2,558 Hanger, Inc. (a)..................................       86,358
        963 MWI Veterinary Supply, Inc. (a)...................      143,833
      9,903 UnitedHealth Group, Inc...........................      709,154
                                                                -----------
                                                                    998,651
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            HEALTH CARE TECHNOLOGY - 0.9%
      1,916 Medidata Solutions, Inc. (a)......................  $   189,550
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 3.1%
      1,039 AFC Enterprises, Inc. (a).........................       45,290
      1,251 Domino's Pizza, Inc...............................       85,005
      4,301 Interval Leisure Group, Inc.......................      101,633
      4,890 Krispy Kreme Doughnuts, Inc. (a)..................       94,573
      2,190 Multimedia Games Holding Co., Inc. (a)............       75,664
      1,751 Papa John's International, Inc....................      122,360
      4,533 Pinnacle Entertainment, Inc. (a)..................      113,552
                                                                -----------
                                                                    638,077
                                                                -----------

            HOUSEHOLD DURABLES - 1.3%
      7,224 DR Horton, Inc....................................      140,362
      3,512 Lennar Corp., Class A.............................      124,325
                                                                -----------
                                                                    264,687
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.1%
        274 Clorox (The) Co...................................       22,391
                                                                -----------

            INSURANCE - 4.3%
      3,218 Allstate Corp.....................................      162,670
      2,986 Horace Mann Educators Corp........................       84,743
      7,487 Travelers (The) Cos., Inc.........................      634,673
                                                                -----------
                                                                    882,086
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 5.8%
      7,641 eBay, Inc. (a)....................................      426,292
     22,864 Yahoo!, Inc. (a)..................................      758,170
                                                                -----------
                                                                  1,184,462
                                                                -----------

            IT SERVICES - 2.5%
      2,809 International Business Machines Corp..............      520,171
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 0.7%
      1,009 Arctic Cat, Inc...................................       57,563
      2,024 Mattel, Inc.......................................       84,725
                                                                -----------
                                                                    142,288
                                                                -----------

            MACHINERY - 2.8%
      4,157 Flowserve Corp....................................      259,355
      2,604 Illinois Tool Works, Inc..........................      198,607
      2,918 TriMas Corp. (a)..................................      108,842
                                                                -----------
                                                                    566,804
                                                                -----------

            MEDIA - 5.4%
     12,544 Comcast Corp., Class A............................      566,362
      2,975 DIRECTV (a).......................................      177,756
        855 Discovery Communications, Inc., Class A (a).......       72,179
        408 Liberty Global PLC, Class A (a)...................       32,375
        305 Liberty Global PLC, Class C (a)...................       23,006

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            MEDIA (CONTINUED)
        647 Liberty Media Corp., Class A (a)..................  $    95,206
     30,610 Sirius XM Radio, Inc..............................      118,461
        647 Starz, Class A (a)................................       18,200
                                                                -----------
                                                                  1,103,545
                                                                -----------

            MULTI-UTILITIES - 2.7%
      7,282 E.ON AG, ADR......................................      129,547
      6,524 GDF Suez S.A., ADR................................      164,274
      2,355 National Grid PLC, ADR............................      139,063
      3,260 RWE AG, ADR.......................................      110,409
                                                                -----------
                                                                    543,293
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 6.7%
      3,234 BP PLC, ADR.......................................      135,925
      2,750 Eni S.p.A., ADR...................................      126,582
      3,024 EPL Oil & Gas, Inc. (a)...........................      112,221
      9,452 Exxon Mobil Corp..................................      813,250
        235 Marathon Petroleum Corp...........................       15,115
        436 Phillips 66.......................................       25,210
      2,592 Total S.A., ADR...................................      150,129
                                                                -----------
                                                                  1,378,432
                                                                -----------

            PERSONAL PRODUCTS - 0.7%
      1,180 Medifast, Inc. (a)................................       31,730
      3,841 Prestige Brands Holdings, Inc. (a)................      115,691
                                                                -----------
                                                                    147,421
                                                                -----------

            PHARMACEUTICALS - 4.9%
      2,845 AstraZeneca PLC, ADR..............................      147,741
      3,085 GlaxoSmithKline PLC, ADR..........................      154,774
      2,421 Mylan, Inc. (a)...................................       92,410
     21,430 Pfizer, Inc.......................................      615,255
                                                                -----------
                                                                  1,010,180
                                                                -----------

            PROFESSIONAL SERVICES - 0.6%
      3,963 On Assignment, Inc. (a)...........................      130,779
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
      2,689 Monolithic Power Systems, Inc.....................       81,423
      2,033 Ultratech, Inc. (a)...............................       61,600
                                                                -----------
                                                                    143,023
                                                                -----------

            SOFTWARE - 5.9%
      1,957 Manhattan Associates, Inc. (a)....................      186,796
      3,168 NetScout Systems, Inc. (a)........................       81,006
     20,184 Oracle Corp.......................................      669,503
      2,253 Sourcefire, Inc. (a)..............................      171,048
      4,071 Symantec Corp.....................................      100,757
                                                                -----------
                                                                  1,209,110
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            SPECIALTY RETAIL - 10.1%
      2,384 Asbury Automotive Group, Inc. (a).................  $   126,829
     10,512 Gap (The), Inc....................................      423,423
     10,988 Home Depot (The), Inc.............................      833,440
      1,727 Lithia Motors, Inc., Class A......................      126,002
        517 Lumber Liquidators Holdings, Inc. (a).............       55,138
      3,540 Stage Stores, Inc.................................       67,968
      3,561 TJX (The) Cos., Inc...............................      200,804
      3,205 Urban Outfitters, Inc. (a)........................      117,848
      2,159 Williams-Sonoma, Inc..............................      121,336
                                                                -----------
                                                                  2,072,788
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      2,654 Gildan Activewear, Inc............................      123,252
      1,440 Movado Group, Inc.................................       63,000
                                                                -----------
                                                                    186,252
                                                                -----------

            TOBACCO - 1.5%
      3,536 Philip Morris International, Inc..................      306,182
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 0.4%
      1,056 DXP Enterprises, Inc. (a).........................       83,392
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 0.9%
      5,332 Vodafone Group PLC, ADR...........................      187,580
                                                                -----------

            TOTAL INVESTMENTS - 97.9%.........................   20,058,024
            (Cost $15,843,587) (b)

            NET OTHER ASSETS AND LIABILITIES - 2.1%...........      422,698
                                                                -----------
            NET ASSETS - 100.0%...............................  $20,480,722
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,594,928 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $380,491.

ADR American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $    20,058,024  $  20,058,024  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 97.5%

            COMPUTERS & PERIPHERALS - 12.7%
     41,836 Hewlett-Packard Co................................  $   877,719
                                                                -----------

            CONSUMER FINANCE - 11.0%
     10,099 American Express Co...............................      762,677
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
     17,176 AT&T, Inc.........................................      580,892
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 11.0%
     10,626 UnitedHealth Group, Inc...........................      760,928
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 9.1%
      6,535 McDonald's Corp...................................      628,732
                                                                -----------

            INSURANCE - 9.9%
      8,033 Travelers (The) Cos., Inc.........................      680,957
                                                                -----------

            IT SERVICES - 8.1%
      3,015 International Business Machines Corp..............      558,318
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 8.4%
      6,725 Exxon Mobil Corp..................................      578,619
                                                                -----------

            PHARMACEUTICALS - 9.5%
     22,994 Pfizer, Inc.......................................      660,158
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
     28,291 Intel Corp........................................      648,430
                                                                -----------

            TOTAL INVESTMENTS - 97.5%.........................    6,737,430
            (Cost $6,020,886) (a)

            NET OTHER ASSETS AND LIABILITIES - 2.5%...........      170,769
                                                                -----------
            NET ASSETS - 100.0%...............................  $ 6,908,199
                                                                ===========

------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $766,709 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,165.

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $     6,737,430  $   6,737,430  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.


                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 98.3%

            AEROSPACE & DEFENSE - 5.8%
     10,527 Northrop Grumman Corp.............................  $ 1,002,802
                                                                -----------

            COMMERCIAL BANKS - 30.7%
     24,363 BB&T Corp.........................................      822,251
     66,687 F.N.B. Corp.......................................      808,913
     89,424 First Niagara Financial Group, Inc................      927,327
     49,778 FirstMerit Corp...................................    1,080,681
     31,621 Trustmark Corp....................................      809,498
     29,240 United Bankshares, Inc............................      847,375
                                                                -----------
                                                                  5,296,045
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 4.7%
     24,229 Republic Services, Inc............................      808,279
                                                                -----------

            ELECTRIC UTILITIES - 8.0%
     17,069 FirstEnergy Corp..................................      622,165
     13,912 Pinnacle West Capital Corp........................      761,543
                                                                -----------
                                                                  1,383,708
                                                                -----------

            FOOD PRODUCTS - 5.1%
     27,826 Mondelez International, Inc., Class A.............      874,293
                                                                -----------

            INSURANCE - 15.1%
     17,632 Allstate Corp.....................................      891,298
     18,227 Cincinnati Financial Corp.........................      859,585
     17,630 Mercury General Corp..............................      851,705
                                                                -----------
                                                                  2,602,588
                                                                -----------

            METALS & MINING - 4.8%
     48,775 Commercial Metals Co..............................      826,736
                                                                -----------

            MULTI-UTILITIES - 10.2%
     19,655 Black Hills Corp..................................      979,998
     23,476 Public Service Enterprise Group, Inc..............      773,065
                                                                -----------
                                                                  1,753,063
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 9.7%
     54,316 New York Community Bancorp, Inc...................      820,715
     58,721 People's United Financial, Inc....................      844,408
                                                                -----------
                                                                  1,665,123
                                                                -----------

            TOBACCO - 4.2%
     14,260 Universal Corp....................................      726,262
                                                                -----------

            TOTAL INVESTMENTS - 98.3%.........................   16,938,899
            (Cost $14,811,157) (a)

            NET OTHER ASSETS AND LIABILITIES - 1.7%...........      291,070
                                                                -----------
            NET ASSETS - 100.0%...............................  $17,229,969
                                                                ===========

                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,238,746 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $111,004.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $    16,938,899  $  16,938,899  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 97.8%

            CHINA - 23.6%
  3,692,000 Bank of China Ltd.................................  $ 1,685,126
  2,047,000 China Construction Bank Corp......................    1,575,650
  1,897,200 China Petroleum & Chemical Corp...................    1,484,804
  2,310,000 Industrial & Commercial Bank of China Ltd.........    1,611,301
                                                                -----------
                                                                  6,356,881
                                                                -----------

            HONG KONG - 5.4%
  1,132,000 CITIC Pacific Ltd.................................    1,468,290
                                                                -----------

            UNITED KINGDOM - 32.1%
    508,938 Ladbrokes PLC.....................................    1,394,080
  1,238,477 Man Group PLC.....................................    1,682,180
    803,098 RSA Insurance Group PLC...........................    1,571,873
    300,583 Tesco PLC.........................................    1,746,953
    652,711 Vodafone Group PLC................................    2,282,428
                                                                -----------
                                                                  8,677,514
                                                                -----------

            UNITED STATES - 36.7%
     49,470 AT&T, Inc.........................................    1,673,075
     80,643 General Electric Co...............................    1,926,561
    120,495 Hewlett-Packard Co................................    2,527,985
     81,481 Intel Corp........................................    1,867,545
     66,225 Pfizer, Inc.......................................    1,901,320
                                                                -----------
                                                                  9,896,486
                                                                -----------

            TOTAL INVESTMENTS - 97.8%.........................   26,399,171
            (Cost $24,785,567) (a)

            NET OTHER ASSETS AND LIABILITIES - 2.2%...........      600,820
                                                                -----------
            NET ASSETS - 100.0%...............................  $26,999,991
                                                                ===========

------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,733,643 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,120,039.


                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $    26,399,171  $  26,399,171  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2013, the Portfolio transferred common stocks valued at $9,810,930 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2012, exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments.


       INDUSTRY                                               % OF NET ASSETS
       ----------------------------------------------------------------------
       Commercial Banks                                                18.0%
       Industrial Conglomerates                                        12.6
       Computers & Peripherals                                          9.4
       Wireless Telecommunication Services                              8.5
       Pharmaceuticals                                                  7.0
       Semiconductors & Semiconductor Equipment                         6.9
       Food & Staples Retailing                                         6.5
       Capital Markets                                                  6.2
       Diversified Telecommunication Services                           6.2
       Insurance                                                        5.8
       Oil, Gas & Consumable Fuels                                      5.5
       Hotels, Restaurants & Leisure                                    5.2
       ----------------------------------------------------------------------
       TOTAL INVESTMENTS                                               97.8
       NET OTHER ASSETS AND LIABILITIES                                 2.2
                                                                      ------
       TOTAL                                                          100.0%
                                                                      ======


                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 98.2%

            AEROSPACE & DEFENSE - 3.9%
      3,520 Northrop Grumman Corp.............................  $   335,315
                                                                -----------

            BEVERAGES - 0.7%
      1,540 Coca-Cola Enterprises, Inc........................       61,924
                                                                -----------

            BIOTECHNOLOGY - 9.7%
      7,421 Amgen, Inc........................................      830,707
                                                                -----------

            CAPITAL MARKETS - 6.4%
     10,886 Franklin Resources, Inc...........................      550,287
                                                                -----------

            CHEMICALS - 3.6%
        461 CF Industries Holdings, Inc.......................       97,193
      1,013 FMC Corp..........................................       72,652
        760 Sherwin-Williams (The) Co.........................      138,457
                                                                -----------
                                                                    308,302
                                                                -----------

            COMPUTERS & PERIPHERALS - 6.6%
     12,965 Seagate Technology PLC............................      567,089
                                                                -----------

            CONSUMER FINANCE - 5.0%
      8,511 Discover Financial Services.......................      430,146
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.1%
      3,420 H&R Block, Inc....................................       91,177
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      1,907 Becton, Dickinson & Co............................      190,738
        797 C.R. Bard, Inc....................................       91,815
                                                                -----------
                                                                    282,553
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.7%
        696 Clorox (The) Co...................................       56,877
                                                                -----------

            INSURANCE - 4.8%
      8,186 Allstate Corp.....................................      413,802
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 15.6%
     40,477 Yahoo!, Inc. (a)..................................    1,342,217
                                                                -----------

            MACHINERY - 7.4%
      2,153 Flowserve Corp....................................      134,326
      6,624 Illinois Tool Works, Inc..........................      505,212
                                                                -----------
                                                                    639,538
                                                                -----------

            MEDIA - 5.2%
      7,563 DIRECTV (a).......................................      451,889
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 9.3%
      8,097 Exxon Mobil Corp..................................      696,666
        600 Marathon Petroleum Corp...........................       38,592
      1,111 Phillips 66.......................................       64,238
                                                                -----------
                                                                    799,496
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            SPECIALTY RETAIL - 5.9%
      9,057 TJX (The) Cos., Inc...............................  $   510,724
                                                                -----------

            TOBACCO - 9.0%
      8,996 Philip Morris International, Inc..................      778,964
                                                                -----------

            TOTAL INVESTMENTS - 98.2%.........................    8,451,007
            (Cost $6,859,416) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.8%...........      151,406
                                                                -----------
            NET ASSETS - 100.0%...............................  $ 8,602,413
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,608,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,613.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $     8,451,007  $   8,451,007  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 98.1%

            BIOTECHNOLOGY - 19.0%
      6,630 Gilead Sciences, Inc. (a).........................  $   416,629
      1,429 Regeneron Pharmaceuticals, Inc. (a)...............      447,092
                                                                -----------
                                                                    863,721
                                                                -----------

            COMPUTERS & PERIPHERALS - 12.1%
      6,476 Seagate Technology PLC............................      283,260
      4,202 Western Digital Corp..............................      266,407
                                                                -----------
                                                                    549,667
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 14.9%
      4,816 eBay, Inc. (a)....................................      268,685
     12,304 Yahoo!, Inc. (a)..................................      408,000
                                                                -----------
                                                                    676,685
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 5.4%
      5,884 Mattel, Inc.......................................      246,304
                                                                -----------

            MEDIA - 29.0%
      6,567 Comcast Corp., Class A............................      296,500
      2,484 Discovery Communications, Inc., Class A (a).......      209,699
      1,189 Liberty Global PLC, Class A (a)...................       94,347
        885 Liberty Global PLC, Class C (a)...................       66,756
      1,883 Liberty Media Corp., Class A (a)..................      277,083
     83,024 Sirius XM Radio, Inc..............................      321,303
      1,884 Starz, Class A (a)................................       52,997
                                                                -----------
                                                                  1,318,685
                                                                -----------

            PHARMACEUTICALS - 5.9%
      7,041 Mylan, Inc. (a)...................................      268,755
                                                                -----------

            SOFTWARE - 11.8%
      7,266 Oracle Corp.......................................      241,013
     11,837 Symantec Corp.....................................      292,966
                                                                -----------
                                                                    533,979
                                                                -----------

            TOTAL INVESTMENTS - 98.1%.........................    4,457,796
            (Cost $3,772,967) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.9%...........       85,409
                                                                -----------
            NET ASSETS - 100.0%...............................  $ 4,543,205
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $691,238 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,409.

                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $     4,457,796  $   4,457,796  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 96.9%

            AEROSPACE & DEFENSE - 2.1%
        838 AAR Corp..........................................  $    22,902
      1,022 Northrop Grumman Corp.............................       97,356
                                                                -----------
                                                                    120,258
                                                                -----------

            AIRLINES - 0.9%
      5,433 JetBlue Airways Corp. (a).........................       36,184
      1,232 SkyWest, Inc......................................       17,888
                                                                -----------
                                                                     54,072
                                                                -----------

            AUTO COMPONENTS - 0.6%
        399 Dorman Products, Inc..............................       19,771
        776 Superior Industries International, Inc............       13,836
                                                                -----------
                                                                     33,607
                                                                -----------

            AUTOMOBILES - 1.7%
        499 Honda Motor Co., Ltd., ADR........................       19,032
        602 Thor Industries, Inc..............................       34,940
        198 Toyota Motor Corp., ADR...........................       25,350
        816 Winnebago Industries, Inc. (a)....................       21,183
                                                                -----------
                                                                    100,505
                                                                -----------

            BIOTECHNOLOGY - 5.6%
      1,056 Regeneron Pharmaceuticals, Inc. (a)...............      330,391
                                                                -----------

            BUILDING PRODUCTS - 1.5%
        880 A.O. Smith Corp...................................       39,776
        591 Apogee Enterprises, Inc...........................       17,541
        985 Gibraltar Industries, Inc. (a)....................       14,046
      1,416 Griffon Corp......................................       17,757
                                                                -----------
                                                                     89,120
                                                                -----------

            CHEMICALS - 1.3%
        449 American Vanguard Corp............................       12,087
        150 NewMarket Corp....................................       43,187
        695 OM Group, Inc. (a)................................       23,477
                                                                -----------
                                                                     78,751
                                                                -----------

            COMMERCIAL BANKS - 10.9%
      2,296 Banco Santander S.A., ADR.........................       18,758
      2,365 BB&T Corp.........................................       79,819
      6,472 F.N.B. Corp.......................................       78,505
      8,677 First Niagara Financial Group, Inc................       89,981
      4,830 FirstMerit Corp...................................      104,859
      1,128 Hanmi Financial Corp..............................       18,691
      3,439 Mitsubishi UFJ Financial Group, Inc., ADR.........       22,044
      5,066 Mizuho Financial Group, Inc., ADR.................       21,885
        508 Shinhan Financial Group Co., Ltd., ADR............       20,574
      2,512 Sumitomo Mitsui Financial Group, Inc., ADR........       24,442
      3,068 Trustmark Corp....................................       78,541

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            COMMERCIAL BANKS (CONTINUED)
      2,838 United Bankshares, Inc............................  $    82,245
                                                                -----------
                                                                    640,344
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.8%
        747 Mobile Mini, Inc. (a).............................       25,443
      2,351 Republic Services, Inc............................       78,429
                                                                -----------
                                                                    103,872
                                                                -----------

            CONSTRUCTION & ENGINEERING - 0.7%
        783 URS Corp..........................................       42,086
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 0.4%
      1,171 Carriage Services, Inc............................       22,717
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 0.4%
      1,984 ING Groep N.V., ADR (a)...........................       22,518
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
      1,130 China Unicom (Hong Kong), Ltd., ADR...............       17,424
        865 Nippon Telegraph & Telephone Corp., ADR...........       22,542
      1,680 Orange S.A., ADR..................................       21,017
      1,375 Telefonica S.A., ADR..............................       21,285
                                                                -----------
                                                                     82,268
                                                                -----------

            ELECTRIC UTILITIES - 3.5%
      1,657 FirstEnergy Corp..................................       60,398
      1,686 NV Energy, Inc....................................       39,806
      1,350 Pinnacle West Capital Corp........................       73,899
      1,495 PNM Resources, Inc................................       33,832
                                                                -----------
                                                                    207,935
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
        808 Arrow Electronics, Inc. (a).......................       39,212
      1,833 Ingram Micro, Inc., Class A (a)...................       42,251
        897 Insight Enterprises, Inc. (a).....................       16,971
        284 Rogers Corp. (a)..................................       16,893
        447 SYNNEX Corp. (a)..................................       27,468
                                                                -----------
                                                                    142,795
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 2.3%
        725 Exterran Holdings, Inc. (a).......................       19,988
      1,672 Patterson-UTI Energy, Inc.........................       35,747
      2,190 Pioneer Energy Services Corp. (a).................       16,447
      1,507 Superior Energy Services, Inc. (a)................       37,735
      2,048 TETRA Technologies, Inc. (a)......................       25,662
                                                                -----------
                                                                    135,579
                                                                -----------

            FOOD & STAPLES RETAILING - 0.4%
        959 Spartan Stores, Inc...............................       21,156
                                                                -----------

            FOOD PRODUCTS - 2.3%
      2,700 Mondelez International, Inc., Class A.............       84,834


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            FOOD PRODUCTS (CONTINUED)
        899 Post Holdings, Inc. (a)...........................  $    36,292
        509 Seneca Foods Corp., Class A (a)...................       15,316
                                                                -----------
                                                                    136,442
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
        611 Sirona Dental Systems, Inc. (a)...................       40,894
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 1.6%
      1,337 Amedisys, Inc. (a)................................       23,023
      1,199 AMN Healthcare Services, Inc. (a).................       16,498
      1,012 Community Health Systems, Inc.....................       41,998
      1,088 PharMerica Corp. (a)..............................       14,438
                                                                -----------
                                                                     95,957
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 1.9%
        532 AFC Enterprises, Inc. (a).........................       23,190
        642 Domino's Pizza, Inc...............................       43,624
      1,789 WMS Industries, Inc. (a)..........................       46,424
                                                                -----------
                                                                    113,238
                                                                -----------

            HOUSEHOLD DURABLES - 2.8%
      3,694 DR Horton, Inc....................................       71,775
      1,796 Lennar Corp., Class A.............................       63,578
        838 Universal Electronics, Inc. (a)...................       30,193
                                                                -----------
                                                                    165,546
                                                                -----------

            INSURANCE - 11.9%
         91 Alleghany Corp. (a)...............................       37,278
      1,711 Allstate Corp.....................................       86,491
        774 American Financial Group, Inc.....................       41,842
        954 Aspen Insurance Holdings Ltd......................       34,621
      1,769 Cincinnati Financial Corp.........................       83,426
        278 Everest Re Group Ltd..............................       40,424
      1,290 Fidelity National Financial, Inc., Class A........       34,314
      1,287 First American Financial Corp.....................       31,338
        825 HCC Insurance Holdings, Inc.......................       36,152
        783 Horace Mann Educators Corp........................       22,222
      2,472 Mercury General Corp..............................      119,422
      1,074 Protective Life Corp..............................       45,699
        332 Safety Insurance Group, Inc.......................       17,586
        838 StanCorp Financial Group, Inc.....................       46,107
        604 Stewart Information Services Corp.................       19,322
                                                                -----------
                                                                    696,244
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 0.6%
      1,031 AOL, Inc..........................................       35,652
                                                                -----------

            IT SERVICES - 0.9%
        283 CACI International, Inc., Class A (a).............       19,558


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            IT SERVICES (CONTINUED)
      1,188 ManTech International Corp., Class A..............  $    34,167
                                                                -----------
                                                                     53,725
                                                                -----------

            MACHINERY - 1.8%
      1,694 Flowserve Corp....................................      105,689
                                                                -----------

            MEDIA - 1.1%
      1,688 Live Nation Entertainment, Inc. (a)...............       31,312
      1,053 Scholastic Corp...................................       30,169
                                                                -----------
                                                                     61,481
                                                                -----------

            METALS & MINING - 2.8%
      1,080 ArcelorMittal.....................................       14,764
      4,733 Commercial Metals Co..............................       80,224
        252 Kaiser Aluminum Corp..............................       17,955
        224 POSCO, ADR........................................       16,495
        502 Reliance Steel & Aluminum Co......................       36,782
                                                                -----------
                                                                    166,220
                                                                -----------

            MULTI-UTILITIES - 3.6%
      2,756 Black Hills Corp..................................      137,414
      2,278 Public Service Enterprise Group, Inc..............       75,015
                                                                -----------
                                                                    212,429
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 2.8%
        442 BP PLC, ADR.......................................       18,577
        640 Canadian Natural Resources Ltd....................       20,122
        210 China Petroleum & Chemical Corp., ADR.............       16,441
        376 Eni S.p.A., ADR...................................       17,307
        954 Petroleo Brasileiro S.A., ADR.....................       14,777
        266 Royal Dutch Shell PLC, ADR........................       17,471
        737 Statoil ASA, ADR..................................       16,715
        564 Suncor Energy, Inc................................       20,180
        353 Total S.A., ADR...................................       20,446
                                                                -----------
                                                                    162,036
                                                                -----------

            PROFESSIONAL SERVICES - 2.5%
        937 FTI Consulting, Inc. (a)..........................       35,419
      1,001 Heidrick & Struggles International, Inc...........       19,079
        974 Kelly Services, Inc., Class A.....................       18,964
        725 ManpowerGroup, Inc................................       52,736
      1,390 Navigant Consulting, Inc. (a).....................       21,489
                                                                -----------
                                                                    147,687
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS - 0.3%
      2,771 Kite Realty Group Trust...........................       16,432
                                                                -----------

            SOFTWARE - 0.4%
        231 Manhattan Associates, Inc. (a)....................       22,049
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            SPECIALTY RETAIL - 14.5%
      2,025 Barnes & Noble, Inc. (a)..........................  $    26,203
      5,377 Gap (The), Inc....................................      216,586
      5,621 Home Depot (The), Inc.............................      426,353
        265 Lumber Liquidators Holdings, Inc. (a).............       28,262
      1,632 OfficeMax, Inc....................................       20,873
        574 Stage Stores, Inc.................................       11,021
      1,639 Urban Outfitters, Inc. (a)........................       60,266
      1,105 Williams-Sonoma, Inc..............................       62,101
                                                                -----------
                                                                    851,665
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 1.1%
      1,358 Gildan Activewear, Inc............................       63,066
                                                                -----------

            THRIFTS & MORTGAGE FINANCE - 2.8%
      5,271 New York Community Bancorp, Inc...................       79,645
      5,699 People's United Financial, Inc....................       81,951
                                                                -----------
                                                                    161,596
                                                                -----------

            TOBACCO - 1.9%
      4,258 Alliance One International, Inc. (a)..............       12,391
      1,998 Universal Corp....................................      101,758
                                                                -----------
                                                                    114,149
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      1,264 NTT DoCoMo, Inc., ADR.............................       20,502
      1,746 VimpelCom Ltd., ADR...............................       20,516
                                                                -----------
                                                                     41,018
                                                                -----------

            TOTAL INVESTMENTS - 96.9%.........................    5,691,189
            (Cost $4,778,309) (b)

            NET OTHER ASSETS AND LIABILITIES - 3.1%...........      180,615
                                                                -----------
            NET ASSETS - 100.0%...............................  $ 5,871,804
                                                                ===========


------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $993,274 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,394.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $     5,691,189  $   5,691,189  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

        COUNTRY ALLOCATION**                                    % OF NET ASSETS
        ------------------------------------------------------------------------
        United States                                                 86.2%
        Japan                                                          2.7
        Canada                                                         1.8
        Bermuda                                                        1.6
        France                                                         0.7
        Spain                                                          0.7
        Korea                                                          0.6
        United Kingdom                                                 0.6
        Netherlands                                                    0.4
        Hong Kong                                                      0.3
        Italy                                                          0.3
        Norway                                                         0.3
        China                                                          0.3
        Brazil                                                         0.2
        Luxembourg                                                     0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             96.9
        NET OTHER ASSETS AND LIABILITIES                               3.1
                                                                     ------
        TOTAL                                                        100.0%
                                                                     ======


**Portfolio securities are categorized based on their country of incorporation.

                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS - 99.0%

            AUTO COMPONENTS - 2.0%
      2,681 Dorman Products, Inc..............................  $   132,843
                                                                -----------

            AUTOMOBILES - 4.8%
      4,019 Thor Industries, Inc..............................      233,263
      3,003 Winnebago Industries, Inc. (a)....................       77,958
                                                                -----------
                                                                    311,221
                                                                -----------

            BIOTECHNOLOGY - 10.7%
      2,241 Regeneron Pharmaceuticals, Inc. (a)...............      701,142
                                                                -----------

            BUILDING PRODUCTS - 5.0%
      5,873 A.O. Smith Corp...................................      265,459
      2,173 Apogee Enterprises, Inc...........................       64,495
                                                                -----------
                                                                    329,954
                                                                -----------

            CHEMICALS - 5.3%
      2,101 American Vanguard Corp............................       56,559
      1,004 NewMarket Corp....................................      289,062
                                                                -----------
                                                                    345,621
                                                                -----------

            DIVERSIFIED CONSUMER SERVICES - 1.3%
      4,308 Carriage Services, Inc............................       83,575
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
      1,252 Rogers Corp. (a)..................................       74,469
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
      4,081 Sirona Dental Systems, Inc. (a)...................      273,141
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 0.9%
      4,411 AMN Healthcare Services, Inc. (a).................       60,695
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 5.8%
      1,954 AFC Enterprises, Inc. (a).........................       85,175
      4,278 Domino's Pizza, Inc...............................      290,690
                                                                -----------
                                                                    375,865
                                                                -----------

            HOUSEHOLD DURABLES - 11.2%
     19,566 DR Horton, Inc....................................      380,167
     10,006 Lennar Corp., Class A.............................      354,213
                                                                -----------
                                                                    734,380
                                                                -----------

            MACHINERY - 7.5%
      7,905 Flowserve Corp....................................      493,193
                                                                -----------

            SOFTWARE - 2.2%
      1,486 Manhattan Associates, Inc. (a)....................      141,839
                                                                -----------

            SPECIALTY RETAIL - 30.6%
     12,370 Gap (The), Inc....................................      498,263
      6,207 Home Depot (The), Inc.............................      470,801
      1,984 Lumber Liquidators Holdings, Inc. (a).............      211,593
      2,388 Stage Stores, Inc.................................       45,850
      9,849 Urban Outfitters, Inc. (a)........................      362,148

                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2013 (UNAUDITED)

   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------
COMMON STOCKS (CONTINUED)

            SPECIALTY RETAIL (CONTINUED)
      7,375 Williams-Sonoma, Inc..............................  $   414,475
                                                                -----------
                                                                  2,003,130
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 6.4%
      9,063 Gildan Activewear, Inc............................      420,886
                                                                -----------

            TOTAL INVESTMENTS - 99.0%.........................    6,481,954
            (Cost $5,266,999) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.0%...........       67,386
                                                                -----------
            NET ASSETS - 100.0%...............................  $ 6,549,340
                                                                ===========

------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,336,880 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $121,925.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  --------------   ---------------
Common Stocks*................................  $     6,481,954  $   6,481,954  $           --   $            --
                                                ===============  =============  ==============   ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at September 30, 2013.

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value each Portfolio's investments are primarily obtained from third party pricing services. Each Portfolio's securities will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the midpoint between the bid and asked price, if available, and otherwise at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Registrant's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Portfolio's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by each Portfolio generally results in prices used by the Portfolios that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2013 (UNAUDITED)

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of September 30, 2013, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2013 (UNAUDITED)


                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           First Defined Portfolio Fund, LLC
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2013
      ---------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2013
      ---------------------------

* Print the name and title of each signing officer under his or her signature.